Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
2015 - current maturities	$ 23,447
2016	173,279
2017	46,462
2018	975
Series A
Debt Instrument [Line Items]
2015 - current maturities	55,533
2016	55,533
2017	55,533
2018	55,533
2019	55,533
2020 and after	$ 55,533